Equity - Schedule of Public Offerings of Common Units (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Units Issued (in shares)	5,650,000	9,512,755
Units Issued (ATM) (in shares)			2,949,309	1,162,475
Price Per Unit (in USD per share)	$ 71.80	$ 76.00	$ 74.42	$ 74.92
Net Proceeds	$ 399,937	$ 696,582	$ 217,102	$ 85,483
Underwriters' Discount and Other Offering Expenses	$ 5,733	$ 24,468	$ 2,381	$ 1,610
Limited Partner Units Common
Class of Stock [Line Items]
Units Issued (in shares)	5,650,000	9,487,500
Units Issued (ATM) (in shares)			2,949,309	1,162,475
General Partner Units
Class of Stock [Line Items]
Units Issued (in shares)	0	25,255
Units Issued (ATM) (in shares)			0	0